Segment Information and Revenue from Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1]	$ 768,557	$ 755,601
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1]	58,807	72,362
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1]	96,544	104,153
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1]	524,584	508,328
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1]	79,910	59,589
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	[1]	$ 8,712	$ 11,169

[1]	Property and equipment, net.